Risk Management - Summary of the Positions of the Derivative Financial Instruments Held by the Company (Detail) bbl in Thousands, € in Millions, £ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($) bbl	Dec. 31, 2018 GBP (£) bbl	Dec. 31, 2018 EUR (€) bbl	Dec. 31, 2017 USD ($) bbl	Dec. 31, 2017 GBP (£) bbl
Disclosure of risk management strategy related to hedge accounting [line items]
Fair value Asset Position (Liability)	$ (99.0)			$ 7.0
Futures contracts [Member] | Derivatives not designated for hedge accounting [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Notional value | bbl	14,043	14,043	14,043	15,561	15,561
Fair value Asset Position (Liability)	$ 108.0			$ (98.0)
Futures contracts [Member] | Long position/Crude oil and oil products [Member] | Derivatives not designated for hedge accounting [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Notional value | bbl	40,017	40,017	40,017	43,862	43,862
Maturity	2019/2020
Futures contracts [Member] | Short position/Crude oil and oil products [Member] | Derivatives not designated for hedge accounting [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Notional value | bbl	54,060	54,060	54,060	59,423	59,423
Maturity	2019/2020
Forward contracts [Member] | Long position/Foreign currency forwards [Member] | Derivatives not designated for hedge accounting [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Notional value	$ 137.0			$ 55.0
Fair value Asset Position (Liability)	$ (2.0)			0.3
Maturity	2019
Forward contracts [Member] | Short position/Foreign currency forwards [Member] | Derivatives not designated for hedge accounting [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Notional value	$ 92.0			78.0
Fair value Asset Position (Liability)	$ (1.0)			(0.3)
Maturity	2019
Forward contracts [Member] | Long Position Or Foreign Currency Forwards EUR/USD [member] | Derivatives not designated for hedge accounting [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Notional value | €			€ 3,000
Fair value Asset Position (Liability)	$ (123.0)
Maturity	2019
Forward contracts [Member] | Long Position Or Foreign Currency Forwards GBP/USD [member] | Derivatives not designated for hedge accounting [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Notional value | £		£ 419
Fair value Asset Position (Liability)	$ (11.0)
Swap [Member] | Cross Currency Swap Matured In Two Thousand Twenty Six [member] | Derivatives not designated for hedge accounting [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Notional value | £		700			£ 700
Fair value Asset Position (Liability)	$ 0.5			92.0
Maturity	2026
Swap [Member] | Cross Currency Swap Matured In Two Thousand Thirty Four [member] | Derivatives not designated for hedge accounting [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Notional value | £		£ 600			£ 600
Fair value Asset Position (Liability)	$ (70.5)			$ 13.0
Maturity	2034